Financial Instruments - Disclosure of Analysis of Fair Value of Financial Instruments Carried at Amortised Cost (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to customers	£ 221,130	£ 213,525
Loans and advances to banks	953	1,420
Reverse repurchase agreements - non trading	8,793	12,683
Deposits by customers	190,720	192,914
Deposits by banks	35,189	33,862
Repurchase agreements - non trading	6,910	11,718
Debt securities in issue	34,640	31,580
Subordinated liabilities	2,335	2,228
Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Total financial liabilities	269,794	272,302
Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Financial assets	231,032	228,134
Deposits by customers | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by customers	190,720	192,914
Deposits by banks | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by banks	35,189	33,862
Repurchase agreements – non trading | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Repurchase agreements - non trading	6,910	11,718
Debt securities in issue | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Debt securities in issue	34,640	31,580
Subordinated liabilities | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Subordinated liabilities	2,335	2,228
Loans and advances to customers | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to customers	221,130	213,525
Loans and advances to banks | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to banks	953	1,420
Reverse repurchase agreements - non trading | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Reverse repurchase agreements - non trading	8,793	12,683
Other financial assets at amortised cost | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Other financial assets at amortised cost	156	506
Fair value | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Total financial liabilities	269,845	273,660
Fair value | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Financial assets	229,195	230,890
Fair value | Deposits by customers | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by customers	190,719	192,939
Fair value | Deposits by banks | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by banks	35,083	33,862
Fair value | Repurchase agreements – non trading | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Repurchase agreements - non trading	6,910	11,718
Fair value | Debt securities in issue | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Debt securities in issue	34,587	32,372
Fair value | Subordinated liabilities | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Subordinated liabilities	2,546	2,769
Fair value | Loans and advances to customers | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to customers	219,306	216,279
Fair value | Loans and advances to banks | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to banks	953	1,420
Fair value | Reverse repurchase agreements - non trading | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Reverse repurchase agreements - non trading	8,785	12,679
Fair value | Other financial assets at amortised cost | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Other financial assets at amortised cost	151	512
Level 1 | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Total financial liabilities	5,658	5,089
Level 1 | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Financial assets	151	164
Level 1 | Deposits by customers | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by customers	0	0
Level 1 | Deposits by banks | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by banks	0	0
Level 1 | Repurchase agreements – non trading | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Repurchase agreements - non trading	0	0
Level 1 | Debt securities in issue | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Debt securities in issue	4,788	4,070
Level 1 | Subordinated liabilities | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Subordinated liabilities	870	1,019
Level 1 | Loans and advances to customers | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to customers	0	0
Level 1 | Loans and advances to banks | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to banks	0	0
Level 1 | Reverse repurchase agreements - non trading | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Reverse repurchase agreements - non trading	0	0
Level 1 | Other financial assets at amortised cost | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Other financial assets at amortised cost	151	164
Level 2 | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Total financial liabilities	63,075	74,146
Level 2 | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Financial assets	9,738	14,221
Level 2 | Deposits by customers | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by customers	231	52
Level 2 | Deposits by banks | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by banks	35,023	33,780
Level 2 | Repurchase agreements – non trading | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Repurchase agreements - non trading	6,910	11,718
Level 2 | Debt securities in issue | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Debt securities in issue	19,235	27,084
Level 2 | Subordinated liabilities | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Subordinated liabilities	1,676	1,512
Level 2 | Loans and advances to customers | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to customers	0	0
Level 2 | Loans and advances to banks | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to banks	953	1,420
Level 2 | Reverse repurchase agreements - non trading | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Reverse repurchase agreements - non trading	8,785	12,453
Level 2 | Other financial assets at amortised cost | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Other financial assets at amortised cost	0	348
Level 3 | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Total financial liabilities	201,112	194,425
Level 3 | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Financial assets	219,306	216,505
Level 3 | Deposits by customers | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by customers	190,488	192,887
Level 3 | Deposits by banks | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by banks	60	82
Level 3 | Repurchase agreements – non trading | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Repurchase agreements - non trading	0	0
Level 3 | Debt securities in issue | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Debt securities in issue	10,564	1,218
Level 3 | Subordinated liabilities | Financial liabilities at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Subordinated liabilities	0	238
Level 3 | Loans and advances to customers | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to customers	219,306	216,279
Level 3 | Loans and advances to banks | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to banks	0	0
Level 3 | Reverse repurchase agreements - non trading | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Reverse repurchase agreements - non trading	0	226
Level 3 | Other financial assets at amortised cost | Financial assets at amortised cost
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Other financial assets at amortised cost	£ 0	£ 0